Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of Loans Receivable [Table Text Block]

	December 31, 2015		December 31, 2014
Real Estate:
Residential	$161,820	28.9%	$158,139	31.5%
Commercial	279,123	49.8	261,956	52.2
Construction	18,987	3.4	19,221	3.9
Commercial, financial and agricultural	71,090	12.7	42,514	8.5
Consumer loans to individuals	29,231	5.2	19,704	3.9
Total loans	560,251	100.0%	501,534	100.0%

Deferred fees, net	(326)		(399)
Total loans receivable	559,925		501,135
Allowance for loan losses	(7,298)		(5,875)
Net loans receivable	$552,627		$495,260

Changes In The Accretable Yield For Purchased Credit Impaired Loans [Table Text Block]

	2015	2014	2013
Balance at beginning of period	$8	$20	$76
Accretion	(1)	(12)	(56)
Reclassification and other	(7)	-	-
Balance at end of period	$-	$8	$20

Additional Information Regarding Loans Acquired and Accounted for in Accordance with ASC 310-30 [Table Text Block]

	December 31, 2015	December 31, 2014

Outstanding Balance	$498	$1,057
Carrying Amount	$498	$1,049

Schedule of Loans Individually and Collectively Evaluated for Impairment [Table Text Block]

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2015
Individually evaluated for impairment	$28	$8,660	$-	$42	$-	$8,730
Loans acquired with deteriorated credit quality	140	358	-	-	-	498
Collectively evaluated for impairment	161,652	270,105	18,987	71,048	29,231	551,023
Total Loans	$161,820	$279,123	$18,987	$71,090	$29,231	$560,251

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2014
Individually evaluated for impairment	$-	$10,556	$-	$-	$-	$10,556
Loans acquired with deteriorated credit quality	225	824	-	-	-	1,049
Collectively evaluated for impairment	157,914	250,576	19,221	42,514	19,704	489,929
Total Loans	$158,139	$261,956	$19,221	$42,514	$19,704	$501,534

Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2015	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$168	$173	$-
Commercial	2,644	4,610	-
Commercial, financial and agricultural	43	43
Subtotal	2,855	4,826	-
With an allowance recorded:
Real Estate Loans
Commercial	6,373	6,446	1,613
Subtotal	6,373	6,446	1,613
Total:
Real Estate Loans
Residential	168	173	-
Commercial	9,017	11,056	1,613
Commercial, financial and agricultural	43	43	-
Total Impaired Loans	$9,228	$11,272	$1,613

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2014	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$225	$233	$-
Commercial	8,407	8,566	-
Subtotal	8,632	8,799	-
With an allowance recorded:
Real Estate Loans
Commercial	2,973	3,837	293
Subtotal	2,973	3,837	293
Total:
Real Estate Loans
Residential	225	233	-
Commercial	11,380	12,403	293
Total Impaired Loans	$11,605	$12,636	$293

The following information for impaired loans is presented for the year ended December 31, 2015 and 2014:

	Average Recorded	Average Recorded			Interest Income
		Investment			Recognized
	2015		2014	2013	2015	2014	2013
	(In thousands)
Total:
Real Estate Loans
Residential		$159	$233	$252	$4	$5	$5
Commercial		8,847	7,492	10,328	526	503	236
Commercial Loans		9	-	-	2	-	-
Total Loans		$9,015	$7,725	$10,580	$532	$508	$241

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]
		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2015
Commercial real estate loans	$267,892	$1,837	$9,394	$-	$-	$279,123
Commercial	71,047	-	43	-	-	71,090
Total	$338,939	$1,837	$9,437	$-	$-	$350,213

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2014
Commercial real estate loans	$246,629	$1,983	$13,344	$-	$-	$261,956
Commercial	42,514	-	-	-	-	42,514
Total	$289,143	$1,983	$13,344	$-	$-	$304,470

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due. The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2015 and December 31, 2014 (in thousands):

	Performing	Nonperforming	Total
December 31, 2015
Residential real estate loans	$161,380	$440	$161,820
Construction	18,987	-	18,987
Consumer loans to individuals	29,231	-	29,231
Total	$209,598	$440	$210,038

	Performing	Nonperforming	Total
December 31, 2014
Residential real estate loans	$156,464	$1,675	$158,139
Construction	19,221	-	19,221
Consumer loans to individuals	19,700	4	19,704
Total	$195,385	$1,679	$197,064

Loan Portfolio Summarized by the Past Due Status [Table Text Block]
	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2015
Real Estate loans
Residential	$160,683	$646	$51	$-	$440	$1,137	$161,820
Commercial	272,125	310	39	-	6,649	6,998	279,123
Construction	18,959	28	-	-	-	28	18,987
Commercial loans	71,043	4	-	-	43	47	71,090
Consumer loans	29,179	41	11	-	-	52	29,231
Total	$551,989	$1,029	$101	$-	$7,132	$8,262	$560,251

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2014
Real Estate loans
Residential	$156,242	$222	$-	$-	$1,675	$1,897	$158,139
Commercial	252,495	5,100	440	-	3,921	9,461	261,956
Construction	19,221	-	-	-	-	-	19,221
Commercial loans	42,500	14	-	-	-	14	42,514
Consumer loans	19,606	94	-	-	4	98	19,704
Total	$490,064	$5,430	$440	$-	$5,600	$11,470	$501,534

Allowance for Loan Losses and Recorded Investment in Financing Receivables [Table Text Block]

	Year ended December 31,
	(dollars in thousands)
	2015	2014	2013

Allowance at beginning of period	$5,875	$5,708	$5,502
Charge-offs:
Real Estate loans
Residential	(224)	(270)	(603)
Commercial	(2,883)	(1,196)	(1,488)
Construction	-	-	(40)
Commercial loans	-	-	(4)
Consumer loans	(91)	(80)	(90)
Total	(3,198)	(1,546)	(2,225)
Recoveries:
Real Estate loans
Residential	20	-	9
Commercial	-	2	-
Construction	-	-	-
Commercial loans	-	-	-
Consumer loans	21	31	22
Total	41	33	31
Provision for loan losses	4,580	1,680	2,400
Allowance at end of period	$7,298	$5,875	$5,708

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Charge Offs	(224)	(2,883)	-	-	(91)	(3,198)
Recoveries	20	-	-	-	21	41
Provision for loan losses	(50)	4,499	(132)	141	122	4,580
Ending balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Ending balance individually evaluated for impairment	$-	$1,613	$-	$-	$-	$1,613
Ending balance collectively evaluated for impairment	$1,069	$3,893	$90	$397	$236	$5,685

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Charge Offs	(270)	(1,196)	-	-	(80)	(1,546)
Recoveries	-	2	-	-	31	33
Provision for loan losses	152	2,059	(676)	72	73	1,680
Ending balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Ending balance individually evaluated for impairment	$-	$293	$-	$-	$-	$293
Ending balance collectively evaluated for impairment	$1,323	$3,597	$222	$256	$184	$5,582